Sound Shore Fund, Inc.
Sound Shore Fund, Inc.
Investment Objective
The investment objective of Sound Shore Fund, Inc. (the “Fund”) is growth of capital.
Fees and Expenses
The following tables describe the various fees and expenses that you will pay if you invest in the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Sound Shore Fund, Inc.
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of amount redeemed)	none
Maximum Sales Charge (Load) Imposed on Reinvested Distributions	none
Redemption Fee	none
Exchange Fee	none
Maximum Account Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Sound Shore Fund, Inc.
Management Fees	0.75%
Distribution (12b-1) Fees	none
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.94%

Example
The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund and then redeem all of your shares at the end of each period. This example also assumes that your investment has a 5% annual return and that the Fund’s Total Annual Fund Operating Expenses remain the same as stated in the previous table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Sound Shore Fund, Inc.	96	300	520	1,155

Portfolio Turnover
The Fund pays transaction costs, such as broker commissions, when it buys and sells equity securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.
Principal Investment Strategies

The Fund’s Adviser seeks to meet the Fund’s investment objective of growth of capital by employing a value investment strategy to its selection of predominantly Large Cap and Mid Cap common stocks for the portfolio.

That investment strategy is built upon three components:

Disciplined Approach – Since the Fund’s inception in 1985, the Adviser has consistently applied its value-oriented investment philosophy and process. This process is driven by strict valuation screening, rigorous company specific research, and stock selection. The Adviser strives to be at or near fully invested.

Risk Aversion – The Adviser’s focus and emphasis on companies selling at low absolute and relative P/E valuations provides risk control. The portfolio is oriented toward financially sound companies that have underperformed and have lost Wall Street’s attention due to low expectations. The Adviser analyzes risk on a company-by-company basis and establishes maximum position constraints in portfolio construction.

Long-Term Orientation – The Adviser’s bottom-up, stock by stock process generally incorporates a 12-36 month investment time horizon while resisting fads, themes and market timing.

While most of the Fund’s assets will be invested in domestic common stock, the Fund may also invest in U.S. traded Large Cap and Mid Cap securities issued by companies organized outside the United States including American Depositary Receipts.

Principal Investment Risks

You could lose money on your investment in the Fund, or the Fund could underperform other investments, if any of the following occurs:

  The stock market goes down
  Value stocks fall out of favor with the stock market
  The stock market continues to undervalue the stocks in the Fund’s portfolio
  The Adviser’s judgment as to the value of a stock proves to be wrong

Risks Associated with Value Investing An investment in the Fund is not by itself a complete or balanced investment program. Because the Adviser seeks securities that are undervalued by the market, there is a risk that the market will not recognize a security’s intrinsic value for a long time. There is also a risk that the securities the Adviser believes are undervalued are actually appropriately priced due to problems that are not yet apparent. In addition, the Fund’s value investment approach can undergo cycles of greater or lesser investor interest and, therefore, may lead to a decrease in the prices of the stocks in the Fund’s portfolio.

General Market Risk You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Mid Cap Risk Securities of medium sized companies may be more volatile and more difficult to liquidate during market downturns than securities of large, more widely traded companies.

Foreign Securities Risk The Fund may invest in foreign securities primarily in the form of American Depositary Receipts. Investing in the securities of foreign issuers also involves certain special risks, which are not typically associated with investing in U.S. dollar-denominated securities or quoted securities of U.S. issuers including increased risks of adverse issuer, political, regulatory, market or economic developments. Investments in foreign securities also may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations.

Performance Bar Chart and Table
The following chart and table illustrate the variability of the Fund’s returns. The chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and how the Fund’s average annual returns compare to a broad measure of market performance. Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
The following chart shows the annual total return of the Fund for the last ten years.

During the periods shown in the chart above, the highest calendar quarterly return was 21.73% (for the quarter ended June 30, 2003) and the lowest quarterly return was –24.81% (for the quarter ended December 31, 2008).
The following table compares the Fund’s average annual total return, average annual total return after taxes on distributions, and average annual total return after taxes on distributions and sale of Fund shares as of December 31, 2011 to the S&P 500® Index.
Average Annual Total Returns	1 Year	5 Years	10 Years
Sound Shore Fund, Inc.	(6.18%)	(2.52%)	3.48%
Sound Shore Fund, Inc. Return After Taxes on Distributions	(6.44%)	(3.02%)	2.86%
Sound Shore Fund, Inc. Return After Taxes on Distributions and Sale of Fund Shares	(3.95%)	(2.15%)	2.99%
Sound Shore Fund, Inc. S&P 500 Index (does not reflect deductions for fees, expenses or taxes)	2.11%	(0.25%)	2.92%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of Fund shares may exceed the Fund’s other returns due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

To obtain updated performance information, please visit the Fund’s website at www.soundshorefund.com or call (800) 551-1980.